Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,881,048)	$ (6,643,237)	$ (37,379,153)	$ (24,162,783)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	141,892	41,199	397,440	157,760
Impairment of investments			589,461	11,450
Impairment of intangible assets			1,727,032
Accretion of debt discount and issuance cost	23,477	497,165	3,612,669	4,303,072
Share-based compensation	1,080,491	1,570,239	9,661,174	6,861,163
Bad debt expense	92,987		110,805	53,692
Change in fair value of derivative liabilities				(3,019,457)
Gain on marketable securities				7,453
Gain on Forgiveness of debt			(279,022)
Settlement of vendor liabilities	(14,525)	(92,908)	(59,692)	126,087
Change in fair value of derivative liability	(3,729)	197,389	1,096,287
Derivative Expense		100,502	100,502
(Gain) loss on extinguishment of debt			(1,025,655)	5,586,012
Gain on extinguishment of debt	(147,256)	(203,578)	(1,025,555)	5,586,482
Non cash lease expense	18,451	19,709	82,511	72,553
Equity interest granted for other income			(123,710)
Equity in net loss from unconsolidated investment			16,413
Changes in operating assets and liabilities:
Prepaid expenses	(6,373)	(391,918)	(174,819)	(19,729)
Inventory	(136,213)		(39,182)
Accounts receivable	(139,388)	(61,374)	(80,407)	(93,198)
Deposits and other assets	(195,749)		(527,115)	(4,829)
Deferred revenue	(22,483)	60,123	144,851	37,946
Accounts payable and accrued expenses	1,170,738	(370,528)	1,714,902	2,880,392
Unrecognized tax benefit				(68,000)
Operating lease liability	(18,451)	(19,421)	(84,099)	(70,071)
Net Cash Used In Operating Activities	(5,037,179)	(5,296,638)	(20,518,807)	(7,340,487)
CASH FLOWS FROM INVESTING ACTIVITIES:
Issuance of note receivable
Cash paid for property and equipment	(44,927)	(12,637)	(95,935)	(44,988)
Deposits		(100,000)		(175,000)
Cash paid for minority investment in business		(100,000)	(325,000)
Cash paid for equity method investment			(510,000)	(115,000)
Cash paid for investments in marketable securities				(248,272)
Sale of marketable securities				36,048
Cash consideration for acquisition	44,977		(225,947)
Purchases of digital assets	(51,000)		(11,241)
Net Cash Used In Investing Activities	(50,950)	(212,637)	(1,168,123)	(547,212)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the exercise of warrant		1,312,672	9,487,223
Net proceeds from issuance of notes	463,559	85,500	747,937	1,501,661
Repayment of notes	(932,888)	(43,716)	(456,233)	(492,665)
Proceeds from issuance of demand loan				440,000
Repayment of demand Loan				(90,000)
Proceeds from issuance of convertible note			3,610,491	3,650,835
Repayment of convertible notes		(941,880)	(941,880)	(1,658,001)
Proceeds from issuance of convertible notes - related party				50,000
Proceeds from issuance of note payable - related party				152,989
Repayment of note payable - related party			(538,574)	(983,752)
Proceeds from issuance of common stock and warrants	4,997,301		5,666,951	6,662,015
Cash received for preferred series E and warrants				6,670,417
Purchase of treasury stock and warrants				(89,416)
Net Cash Provided By Financing Activities	4,527,972	412,576	17,615,915	15,814,083
Effect of exchange rate changes on cash	(4,950)	(7,311)	(41,038)	(31,239)
Net Change in Cash	(565,107)	(5,104,010)	(4,112,048)	7,895,145
Cash - Beginning of Year	3,794,734	7,906,782	7,906,782	11,637
Cash - End of year			3,794,734	7,906,782
Cash – Beginning of period	3,794,734	7,906,752	7,906,752
Cash – End of period	3,229,627	2,802,742	3,794,734	7,906,752
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes
Interest	139,000	55,276	60,073	178,461
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Settlement of vendor liabilities	20,297	168,667	168,667	475,220
Conversion of marketable debt securities into equity securities				102,096
Beneficial conversion feature on convertible notes				3,099,837
Warrants issued with debt			1,665,682	1,078,500
Shares issued with debt				243,741
Issuance of common stock for prepaid services	69,000	155,178	226,500	585,000
Cancellation of Treasury stock				374,184
Conversion of note payable and interest into convertible notes				385,000
Conversion of Demand loan into notes payable				200,000
Deferred offering costs		4,225	4,225
Common stock and warrants issued upon conversion of notes payable	$ 173,456	$ 142,800	5,156,994	11,217,362
Shares issued for acquisition			1,318,218
Conversion of note payable and interest into convertible notes				385,000
Reduction of ROU asset related to re-measurement of lease liability			135,086
Repayment of promissory notes from Australian R&D credits			$ 146,630